RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Counterparty Credit Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Financing receivable, recorded investment, past due	$ 0	$ 0
Provision for other credit losses	0	0
Customer Concentration Risk
Concentration Risk [Line Items]
Credit risk concentration	$ 0	$ 0